Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term Bank Loan [Line Items]
Total	$ 801,407	$ 840,252	$ 899,250
Cathay United Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total	169,407	200,252	245,250
CTBC Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total	602,000	610,000	654,000
Other Individual [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total	$ 30,000	$ 30,000